Employee Benefits - Summary of effect on defined obligations (Detail) - Actuarial assumption of discount rates [member] - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increased by 0.1%	¥ (10,610)	¥ (11,994)
Decreased by 0.1%	¥ 10,822	¥ 12,240